FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Total operating expenses, net	$ (46,137)	$ (32,619)	$ (16,910)
Income from operations	187,855	47,485	81,204
Interest income	907	983	1,236
Income tax expense	28,182	9,623	11,717
Net income attributable to Daqo New Energy Corp. ordinary shareholders	129,195	29,524	38,125
Other comprehensive (loss) income:
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	175,400	22,820	11,909
Parent Company [Member]
Operating expenses:
General and administrative	(12,727)	(11,976)	(14,514)
Total operating expenses, net	(12,727)	(11,976)	(14,514)
Income from operations	(12,727)	(11,976)	(14,514)
Interest income	7	21	290
Income tax expense	(2,391)
Net loss before share of results of subsidiaries	(15,111)	(11,955)	(14,224)
Equity in earnings of subsidiaries	144,307	41,479	52,349
Net income attributable to Daqo New Energy Corp. ordinary shareholders	129,196	29,524	38,125
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	46,204	(6,704)	(26,216)
Total other comprehensive income (loss):	46,204	(6,704)	(26,216)
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 175,400	$ 22,820	$ 11,909